Accounting for the acquisition of the Credit Suisse Group	12 Months Ended
Dec. 31, 2023
Disclosure Of Business Combinations [Line items]
Accounting for the acquisition of Credit Suisse Group

Note 2 Accounting for the acquisition of the Credit

Suisse Group
The transaction
On 12 June

2023, UBS Group AG

acquired Credit

Suisse Group

AG, succeeding

by operation

of Swiss

law to

all assets
and liabilities

of Credit

Suisse Group AG,

and became

the direct

or indirect

shareholder of

all of

the former

direct and
indirect subsidiaries of Credit Suisse Group AG (the Transaction).
The acquisition followed a request from the Swiss Federal Department of Finance, the Swiss

National Bank and the Swiss
Financial Market Supervisory

Authority (FINMA) to

both firms

to duly

consider the Transaction

in order to

restore necessary
confidence in the stability of

the Swiss economy and banking

system and to serve the

best interests of the shareholders
and stakeholders of UBS and Credit Suisse. The firms subsequently entered into a merger agreement on 19 March 2023.
Upon the

completion

of the

Transaction,

each

outstanding

registered

Credit

Suisse

Group AG

share

converted

to the
right to

receive, subject

to the

payment of

certain fees

to the

Credit Suisse

Depositary in

the case

of Credit

Suisse American
depositary

shares,

a

merger

consideration

consisting

of
1/22.48

UBS Group AG

shares.

In

aggregate,

Credit

Suisse
Group AG shareholders received 5.1
% of the outstanding

UBS Group AG shares on the acquisition

date, with a purchase
price of USD 3.7 bn.
Accounting principles: conversion from US GAAP

to IFRS Accounting Standards of the Credit Suisse Group
and IFRS 3 purchase price allocation

The acquisition of the Credit Suisse Group constitutes a business combination under IFRS 3, Business Combinations , and is required to be accounted for by applying the acquisition method of accounting.
As part of the

acquisition method of accounting, the

assets and liabilities of

the Credit Suisse Group have

been converted
from US

generally accepted

accounting principles

(GAAP) to

IFRS Accounting

Standards. The

most material

conversion
impact arose

from

the

different

derivative

netting rules,

resulting

in an

increase

in
Total assets

of

USD
70
bn,

with no
impact on Equity
. Other conversion

adjustments arose

from the

removal of the

Swiss pension

surplus and the

different
methods used to calculate expected credit losses.
›
Refer to Note 20 for more information about the expected

credit losses recognized as an additional measurement adjustment following the acquisition date
Remeasurement of assets, liabilities and off-balance

sheet arrangements at the acquisition date as part of
the IFRS 3 purchase price allocation
Financial instruments
The financial

assets and

liabilities of

the Credit

Suisse Group

have been

remeasured

to fair

value as

of the

acquisition
date,

resulting

in

the

provisional

fair

values

disclosed

below,

with

negative

fair

value

adjustments

of

USD
14.9 bn,
including USD 4.8
bn recognized

on financial

instruments that

are classified

at fair

value through

profit or

loss and

fair
value

adjustments

of

USD
10.1
bn

recognized

on

financial

instruments

at

amortized

cost

and

off-balance

sheet
commitments and guarantees. Fair

value adjustments on financial instruments

measured at fair value

on the acquisition
date were

primarily driven by

a change in

management’s view

of the principal

and most advantageous

markets and to
reflect additional liquidity adjustments.
In

particular,

material

fair

value

adjustments

have

been

made

regarding

the

Credit

Suisse

Group

lending

portfolio,
including

mortgages

and

corporate

lending, to

bring

the

financial

instruments

from

amortized

cost

to

fair

value.

Fair
value adjustments applied to amortized-cost financial instruments and lending arrangements that are fair

valued through
profit or

loss will

generally

accrete to

par over

their expected

lives through
Interest income

from financial

instruments
measured at amortized cost and fair value through other

comprehensive income
, Fee and commission income

and
Other
net

income

from

financial

instruments

measured

at

fair

value

through

profit

or

loss

in

the

income

statement

if

the
instruments continue to be held.

›
Refer to Note 21 for more information
Adjustments have

also been

made to

other asset

and liability

categories, with

new intangible

assets of

USD
0.9 bn and
additional litigation provisions and contingent liabilities

of USD
5.4 bn recognized as detailed below. Furthermore, Credit
Suisse Group goodwill has been derecognized, the fair value of its internally generated software has been marked down in consideration of how market participants would value acquired software,

and its real estate held and leased has been
revalued.

With the acquisition

date of 12 June

2023, for convenience

the Credit Suisse

Group was consolidated

from 31 May 2023,
as the impact

of transactions and

activities in the

period from 31 May

2023 to 12 June

2023 on the

consolidated financial
statements was not material.
Intangible assets
Included in Intangible assets

is a fair value

of USD
0.9
bn for core

deposits and customer

relationship intangibles,

which
were recognized as part of the acquisition of

the Credit Suisse Group. These assets were not previously recognized in the financial statements of the Credit Suisse

Group. The fair value of

the core deposits intangible asset was

determined using
the after-tax cost

savings method under

the income approach.

After-tax cost savings

were estimated

by comparing the
cost of the

existing deposits

(including the

cost of

maintaining them)

to the

cost of

obtaining alternative

funds from

a
mix

of

diversified

funding

sources

available

to

market

participants.

The

core

deposits

intangible

asset

represents

the
present value of the after-tax cost savings expected

to be realized over the remaining useful

life of the deposits. The fair
value of

the customer

relationship intangible

asset was

determined using

the multi-period

excess earnings

method (an
income-based

valuation

methodology),

by

discounting

estimated

after-tax

excess

earnings

attributable

to

existing
customer relationships over

their remaining useful

lives. Both intangible asset

valuations include assumptions

consistent
with

how

a

market

participant

would

estimate

fair

values,

such

as

growth

and

attrition

rates

and

projected

fee

and
interest income, as well as related costs to

service the relationships and deposits, and discount rates.

Also

included

in
Intangible

assets

are

mortgage-servicing

rights

(MSRs)

of

USD
0.4
bn,

which

represent

the

right

to
perform specified mortgage-servicing activities on

behalf of third parties, generating income through

servicing fees. The
MSRs were valued using a discounted cash flow model.
Additional provisions and contingent liabilities

Included in Provisions and contingent liabilities

is USD
5.4
bn for additional litigation provisions and contingent

liabilities,
which includes USD 1.6
bn for litigation provisions, in addition to

the existing USD
1.3 bn provision previously recorded by
the

Credit

Suisse

Group

to

reflect

management’s

assessment

of

the

associated

probability,

timing

and

amount
considering

new

information,

and

USD
3.8
bn

contingent

liabilities

for

certain

obligations

in

respect

of

litigation,
regulatory

and

similar

matters

identified

in

the

purchase

price

allocation.

The

timing

and

actual

amount

of

outflows
associated with litigation

matters are

uncertain. UBS has

continued to assess

the development

of these obligations

and
the amount and timing

of potential outflows. The

USD
3.8
bn contingent liabilities reflects an

increase of USD
0.8 bn from
the previously

reported

USD
3.0
bn, with

an additional

USD
45
m increase

in litigation

provisions recognized,

following
publication of the UBS Group fourth quarter

report as detailed in the table on the following page.
In addition, UBS

has also recognized

USD
4.5
bn for fair

value adjustments on

acquired loan commitments

and guarantees
recognized

under IFRS

Accounting

Standards

as a

consequence

of the

acquisition,

of which

USD
2.3
bn

is included

in
Provisions and contingent liabilities

and USD
2.2 bn is included as fair value loan commitments within Derivative financial instruments

liabilities,

consistent

with

the

classification

of

financial

assets

that

arise

from

drawdowns

of

these

loan
commitments.
›
Refer to “IFRS 3 measurement period adjustments

in the third and fourth quarters of 2023 for

the acquisition of the Credit Suisse
Group” in this Note
›
Refer to Note 18 for more information

Determination of the purchase price consideration

Measure
Credit Suisse Group ordinary shares outstanding, 12

June 2023
Number of shares (m) 3,949
Exchange ratio (1 to 22.48) Ratio 0.04
UBS ordinary shares Number of shares (m) 176
UBS ordinary share price CHF 18.35
Purchase price consideration, before consideration of share-based compensation awards
CHF m 3,223
Purchase price consideration, before consideration of share-based compensation awards using an exchange rate of 1.10
1
USD m 3,547
Impact of share-based compensation awards
2
USD m 162
Purchase price consideration, after consideration of share-based compensation awards USD m 3,710
Settlement of pre-existing relationships USD m 135
Provisional purchase price consideration, after consideration of pre-existing relationships USD m 3,845
Net cash and cash equivalents acquired with the Credit Suisse

Group (included in cash flows from investing activities)
USD m 108,510
of which: cash and balances at central banks USD m 93,012
of which: amounts due from banks USD m 12,601
of which: money market paper USD m 2,897
1 The purchase

price consideration is

reflected as a

reduction to treasury

shares of the

Group at their

weighted average cost,

with the difference

between the fair

value of UBS

shares on the

closing date and the
weighted average cost of treasury shares

in the UBS Group balance sheet

on the closing date taken

as an adjustment to share premium.

As of 12 June 2023,

this resulted in a total purchase

price of approximately
USD 3.7
bn, based on the UBS

Group AG share price

on 12 June 2023

and before considering the

effect of pre-existing relationships.

2 Represents the value

of share-based compensation awards

outstanding to
Credit Suisse employees attributable to the service period completed on the date of acquisition.
IFRS 3 measurement period adjustments for the acquisition

of the Credit Suisse Group
The

acquisition

of

Credit

Suisse AG

was

made

without

the

ordinary

due

diligence

procedures

and

outside

the
conventional time frame for

an acquisition of

this scale and nature.

As such, complete

information about all relevant

facts
and circumstances

of the

acquisition date

were not

practically available

to UBS

at the

time when

the initial

acquisition
accounting was

applied for

the purpose

of the

UBS Group

second quarter

2023 report,

third quarter

2023 report

and
fourth quarter 2023

report.

Due to the complexity

and size of the

transaction and the

integration process, it

is possible
that

new

information

about

relevant

facts

and

circumstances

of

the

acquisition

date

becomes

available

to

the
management after the

date of issuance of these

financial statements. Consequently,

the amounts that form

part of the
business

combination

accounting

are

considered

provisional

and

may

be

subject

to

further

measurement

period
adjustments

if new

information

about

the facts

and circumstances

existing

on the

date of

the acquisition

is obtained
within one year from the acquisition date.
In the second half of

2023, in light of the

additional information

about circumstances

existing on the acquisition

date that
became

available

to

the

management, IFRS

3

measurement period

adjustments were

made

in

Non-core

and

Legacy,
reflecting additional decisions to sell acquired loans and

off-balance sheet loan commitments.

In addition, further IFRS 3
measurement period

adjustments have been

made to the acquisition

date fair value of

certain loans

and off-balance sheet
loan commitments following

a detailed

review in Non-core and Legacy, Personal & Corporate

Banking and Global Wealth
Management,

and to litigation

contingent liabilities

in Non-core

and Legacy.
Additionally, several presentational changes resulted in a reclassification of financial assets reported at fair value not held for trading

to financial

assets at

fair value

held for

trading in

the acquisition

date balance

sheet to

align with

presentational
approaches followed by the UBS Group.
Previously reported financial information has been revised

for these effects as set out in the table below.
Effect of measurement period and presentation adjustments on the acquisition date balance sheet

The table

below sets

out the

identifiable net

assets attributable

to the

acquisition of

the Credit

Suisse Group

as of

the
acquisition

date

and

includes

the

effects

of

adjustments

on

the

acquisition

date

balance

sheet

made

during

the
measurement period and detailed below.

USD m
Purchase price consideration, after consideration of share-based compensation awards 3,710
Credit Suisse Group net identifiable assets on the acquisition date
Assets
As previously
reported in the
second quarter 2023
report
Measurement period
adjustments
Reference
number Revised
Cash and balances at central banks 93,012 93,012
Amounts due from banks 13,590 13,590
Receivables from securities financing transactions measured at amortized cost
26,194 26,194
Cash collateral receivables on derivative instruments 20,878 20,878
Loans and advances to customers 261,839 (14,620) 2, 4 247,219
Other financial assets measured at amortized cost 13,440 (12) 2 13,428
Total financial assets measured at amortized cost
1
428,954 (14,632) 414,322
Financial assets at fair value held for trading 35,046 21,191 2, 3 56,237
Derivative financial instruments 62,162 62,162
Brokerage receivables 366 366
Financial assets at fair value not held for trading 61,305 (7,106) 3 54,199
Total financial assets measured at fair value through profit or loss 158,879 14,085 172,964
Financial assets measured at fair value through other comprehensive income
1
0 0
Investments in associates 1,657 (88) 1,569
Property, equipment and software 6,055 6,055
Intangible assets 1,287 1,287
Deferred tax assets 942 56 998
Other non-financial assets 6,892 6,892
Total assets 604,667 (579) 604,088
Liabilities
Amounts due to banks 107,617 107,617
Payables from securities financing transactions measured at amortized cost 11,911 11,911
Cash collateral payables on derivative instruments 10,939 10,939
Customer deposits 183,119 183,119
Debt issued measured at amortized cost 110,491 110,491
Other financial liabilities measured at amortized cost 7,992 7,992
Total financial liabilities measured at amortized cost 432,070 432,070
Financial liabilities at fair value held for trading 5,711 5,711
Derivative financial instruments 66,091 1,691 2 67,782
Brokerage payables designated at fair value 316 316
Debt issued designated at fair value 44,909 44,909
Other financial liabilities designated at fair value 7,574 7,574
Total financial liabilities measured at fair value through profit or loss 124,601 1,691 126,292
Provisions and contingent liabilities 11,052 (1,107) 2, 4 9,945
Other non-financial liabilities 3,888 13 3,901
Total liabilities 571,611 598 572,209
Non-controlling interests (285) (285)
Fair value of net assets acquired 32,771 (1,177) 31,594
Settlement of pre-existing relationships 135 135
Provisional negative goodwill resulting from the acquisition 28,925 (1,177) 27,748
1 Refer to Note 10 for information about credit quality of financial assets, including purchased credit-impaired positions.

The table below provides details of the measurement

period adjustments shown above.
Reference

Measurement period adjustment
2
The application of measurement period adjustments

to the accounting for the acquisition of the

Credit Suisse Group resulted in the
following classification and measurement changes

in accordance with IFRS 9 in 2023, with respective

application in the acquisition date
balance sheet:
– USD 14.3
bn of loans and advances to customers

and USD
12
m of other financial assets measured at amortized

cost in Non-core and
Legacy previously reported in the UBS Group second quarter

2023 report as accounted for on an amortized-cost

basis were
reclassified in the UBS Group third and fourth quarter 2023

reports to financial assets measured at fair value held

for trading;

– USD 27.5
bn notional value of loan commitments and

a corresponding USD
2.0 bn fair value, previously not subject to ongoing
remeasurement at fair value, were reclassified to derivative loan commitments measured at fair value through profit or loss in the

UBS
Group third quarter 2023 report; and
– USD 0.3
bn of derivative liabilities decreased, with

a corresponding decrease of USD
0.3 bn in financial assets measured at fair value
held for trading in the acquisition date balance

sheet, in the UBS Group fourth quarter 2023 report.
As a consequence of the classification and

measurement adjustments, USD
0.1
bn of stage 1 and 2 expected credit losses

have been
reversed from the income statement and, accordingly, a USD 0.1 bn increase in net profit recognized in the second quarter of

2023.

Additionally, interest income of USD 0.2
bn for the quarter ended 30 September

2023 (USD
0.1 bn for the quarter ended 30 June 2023)
was reclassified from
Interest income from financial instruments

measured at amortized cost and fair value

through other
comprehensive income

to
Net interest income from financial instruments

measured at fair value through profit or loss

and other
, with
no impact on Net interest income .
3 A reclassification of USD 7.1
bn of financial assets reported at fair value not

held for trading to financial assets at fair value

held for
trading was performed in the fourth quarter of

2023 to align with the presentation approach followed

by the UBS Group.
4
After the publication of the UBS Group fourth quarter

2023 report and following the completion

of detailed assessments and reviews of
acquisition date fair values, several measurement

period adjustments were approved by management,

mainly resulting in the following
changes:
– a USD 0.3
bn decrease in the fair value for loans and advances

to customers measured at amortized cost

as of 31 May 2023 mainly
following individual counterparty credit assessments;

and
– a USD 0.9
bn increase in provisions and contingent liabilities related to litigation recognized in accordance with IFRS 3 as of

31 May
2023 following further comprehensive reviews, including

of additional information, which impact

the assessment of possible and
probable outcomes as of the acquisition date. USD 0.8 bn of the USD 0.9 bn increase relates to contingent liabilities, with the remaining USD 45 m from litigation provisions.
These changes have resulted in a net USD 1.2
bn reduction to negative goodwill resulting from the

acquisition compared with the
amount originally published in the UBS Group second

quarter 2023 report.
Determination of negative goodwill
The acquisition of the

Credit Suisse Group on 12 June

2023 resulted in provisional negative goodwill

of USD
27.7 bn. This
negative

goodwill

represents

the

difference

between

the

fair

values

for

the

identifiable

assets

acquired

and

liabilities
assumed,

except

for

amounts

related

to leases

and

employee

benefits,

which

have

been

determined

by applying

the
requirements in IFRS 16 and IAS 19, respectively,

and consideration transferred.
The USD 27.7
bn provisional negative

goodwill is USD
1.2
bn lower than the

previously reported USD
28.9 bn provisional
negative

goodwill

following

further

measurement

period

adjustments

concluded

after

publication

of

the

UBS

Group
fourth quarter 2023 report as detailed in the table above.

The negative goodwill

has been recognized

as of

the acquisition

date in

the income

statement on

a separate line,
Negative
goodwill
. The pre-tax gain arising

from negative goodwill on

the acquisition of the

Credit Suisse Group did not

result in
any tax expense.
Acquisition-related costs to effect the acquisition

UBS incurred

certain acquisition-related

costs to

effect

the acquisition.

These consisted

primarily of

advisory,

legal and
consulting

fees.

These

costs

were

expensed

as

incurred.

In

2023,

a

total

of

USD
0.2
bn

was

included

in
General

and
administrative expenses

in the income statement.

Derecognition of loans and loan commitments
During the second half of 2023, the Group recognized gains on the early termination and natural roll-off, accelerated by actions

to

actively

unwind

the

portfolio

in

Non-core

and

Legacy

on

loans

and

loan

commitments

of

USD
0.1
bn

and
USD 0.6 bn, respectively.
Pro forma financial information
From the

date of acquisition

until 31 December

2023, the Credit

Suisse Group

contributed USD
7.6
bn of net

revenues
and an

overall net

loss of

USD
3.5
bn to

the net

profit

of the

UBS Group.

For illustration

purposes, the

pro

forma net
revenues and net

loss for the

UBS Group for

the year ended

31 December 2023 if

the business combination

had taken
place on 1 January 2023 are estimated as USD 46.1 bn and USD 2.1 bn, respectively.
This pro forma

information is based

on the actual

annual results of

the consolidated UBS

Group, as reported

(including
Credit Suisse for the seven months since the acquisition), and the Credit Suisse

US GAAP results for the first five months
of 2023,

adjusted for

the estimated

effect of

conversion to

IFRS Accounting

Standards and

the effects

from purchase
price allocation adjustments under IFRS 3, Business Combinations
.

The pro forma net

revenues and net

loss exclude the

impact from negative goodwill

recognized from the

acquisition of
the Credit

Suisse Group

of USD
27.7
bn and

certain items

recognized by

the Credit

Suisse Group

in 2023

prior

to the
acquisition date, including a gain from the write-down of additional tier 1 (AT1) capital notes of USD 16.4 bn, a goodwill impairment charge, mostly related to Wealth Management (Credit Suisse),

of USD
1.4 bn and a gain from the reversal of
contingent

compensation

award

accruals

of

USD
0.4
bn.

These

items

are

considered

non-recurring

and

therefore

not
representative of the normal course of business.

The pro forma net revenues and net loss do not purport to represent what UBS’s actual results of operations would have
been had

the transaction occurred

on the

date indicated, nor

are they

necessarily indicative of

future results of

operations.
The

pro forma

net

revenues

and net

loss also

do not

consider

any

potential impacts

of current

market

conditions on
revenues, assets or liabilities.

Nor do they reflect

expense efficiencies, asset dispositions

or business reorganizations that
are or

may be contemplated,

or any

cost or revenue

synergies, including further

potential restructuring actions,

associated
with the acquisition of the Credit Suisse Group.

Segment reporting – integration of UBS’s and Credit Suisse’s businesses and establishment of Non-core and
Legacy

Prior to the

third quarter of

2023, UBS’s businesses

were organized globally

into four business

divisions (Global Wealth
Management,

Personal

&

Corporate

Banking,

Asset

Management

and

the

Investment

Bank),

each

qualifying

as

a
reportable

segment,

and

Group

Functions.

Credit

Suisse’s

businesses

were

organized

globally

into

five

reportable
segments

(Wealth

Management

(Credit

Suisse),

Swiss

Bank (Credit

Suisse),

Asset

Management

(Credit

Suisse),

the
Investment Bank (Credit Suisse) and the Capital Release

Unit (Credit Suisse)), and the Corporate Center (Credit Suisse).

As the

integration

of

the

UBS

and

Credit

Suisse

businesses

continues,

beginning

with

the

third

quarter

of

2023, the
Group

reports

five

business

divisions,

each

of

which

qualify

as

a

reportable

segment:

Global

Wealth

Management,
Personal & Corporate Banking, Asset Management, the Investment

Bank, and Non-core and Legacy.

Non-core and Legacy includes positions and businesses not aligned with the Group’s strategy and policies. Those consist of

the

assets

and

liabilities

reported

as

part

of

the

former

Capital

Release

Unit

(Credit

Suisse)

and

certain

assets

and
liabilities of the

former Investment

Bank (Credit Suisse),

Wealth Management

(Credit Suisse), Swiss

Bank (Credit Suisse)
and Asset Management (Credit Suisse) divisions, as well as of the former Corporate Center (Credit Suisse). Also included are the remaining

assets and liabilities

of UBS’s

Non-core and

Legacy Portfolio,

previously reported

in Group Functions,
and smaller amounts of assets

and liabilities of UBS’s

business divisions that have

been assessed as not

strategic in light
of the acquisition of the Credit Suisse Group.
Group Functions has been renamed Group Items and excludes UBS’s former Non-core and Legacy Portfolio and includes
certain of the assets and liabilities of the former Corporate

Center (Credit Suisse).
The

above

reflects

how

financial

information

is

presented

effective

from

the

third

quarter

of

2023

in

the

internal
management reports to the Group Executive

Board, which is considered the

“chief operating decision-maker”

pursuant
to IFRS 8, Operating Segments
.

Information for prior periods has been revised and presents

Non-core and Legacy separately from Group Items.
As UBS

executes its

integration plans,

the expectation

is that

allocation methodologies

for profit

and loss

and balance
sheet to the business divisions and into Group Items will

continue to be reviewed and refined.
›
Refer to Note 3 for more information

›
Refer to the “Acquisition and integration

of Credit Suisse” section and the “Our businesses”

section for more information about
Non-core and Legacy and other changes in the composition

of reportable segments in 2023
Pre-existing relationships

As of 12 June 2023, UBS had the following pre-existing

relationships with the Credit Suisse Group.

USD m
Cash collateral receivables on derivative instruments 7
Derivative financial instruments 1,476
Debt instruments issued by the Credit Suisse Group and held

by UBS
98
Total assets 1,581
Cash collateral payables on derivative instruments 572
Derivative financial instruments 813
Total liabilities 1,385
Treasury shares (61)
Total equity (61)
Total net pre-existing relationships 135
Such balances are eliminated in the consolidated financial

statements.
Retention awards

of approximately

USD
0.5
bn were

offered to

selected employees

of the

Credit Suisse

Group prior

to
the acquisition date to support the completion of the transaction and the early phase of integration. These awards were
contingent

on

the

completion

of

the

acquisition

and

are

delivered
50
%

in

cash

(in

general

vesting
60

days

from

the
completion of

the acquisition)

and
50
% in

shares (in

general vesting

on the

first anniversary

of the

completion of

the
acquisition).

Vesting

periods

are

longer

for

certain

regulated

employees.

Expenses

associated

with

these

awards

are
recognized between the date of acquisition and the applicable vesting dates and were USD
0.3 bn in 2023.